Parent company information - Summary of Parent Company Information - Condensed Statements of Income and Comprehensive Income (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Parent company information [line items]
Interest expense	$ 18,054	$ 8,143
Net interest income	22,717	20,002
Non-interest income	26,268	29,691
Total revenue	48,985	49,693
Provision for credit losses	484	(753)
Non-interest expense	26,609	25,924
Income before income taxes	20,109	20,631
Income taxes	4,302	4,581
Net income	15,807	16,050
Other comprehensive income (loss), net of taxes	5,818	1,456
Total comprehensive income (loss)	21,625	17,506
Parent [member]
Parent company information [line items]
Interest and dividend income	27,791	19,793
Interest expense	12,846	5,615
Net interest income	14,945	14,178
Non-interest income	5,425	5,393
Total revenue	20,370	19,571
Provision for credit losses	579	(606)
Non-interest expense	10,175	9,466
Income before income taxes	9,616	10,711
Income taxes	2,276	2,088
Net income before equity in undistributed income of subsidiaries	7,340	8,623
Equity in undistributed income of subsidiaries	8,454	7,415
Net income	15,794	16,038
Other comprehensive income (loss), net of taxes	5,810	1,463
Total comprehensive income (loss)	$ 21,604	$ 17,501